Background and Basis of Presentation (Tables)	12 Months Ended
Mar. 31, 2020
Impact of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of Impact of Change in Accounting Principle on Condensed Consolidated Financial Statements
The tables below represent the impact of the change in accounting principle on the consolidated statement of operations and the consolidated statements of comprehensive loss for the fiscal year ended March 31, 2020.

	Fiscal Years Ended
	As Previously Reported, March 31, 2020	Impact of Change	As Reported, March 31, 2020
Non-service defined benefit income	$(41,894)	1,307	$(40,587)
Loss from continuing operations before income taxes	(22,328)	(1,307)	(23,635)
Income tax expense	5,798	—	5,798

Net loss	$(28,126)	$(1,307)	$(29,433)

Net Loss per share - basic & diluted
Basic	$(0.56)	$(0.03)	$(0.58)
Diluted	$(0.56)	$(0.03)	$(0.58)
Defined benefit pension plans and other postretirement benefits:
Total defined benefit pension plans and other postretirement benefits, net of taxes	$(215,132)	$1,307	$(213,825)
Total other comprehensive loss	$(231,744)	$1,307	$(230,437)
Comprehensive loss	$(259,870)	$—	$(259,870)
The table below represents the impact of the change in accounting principle on the consolidated balance sheet as of March 31, 2020.

	As Previously Reported, March 31, 2020	Impact of Change	As Reported, March 31, 2020
Stockholders’ deficit:
Accumulated other comprehensive loss	$(719,428)	$(27,020)	$(746,448)
Accumulated deficit	(830,501)	27,020	(803,481)
Total stockholders’ deficit	$(781,264)	$—	$(781,264)
The tables below represent the impact of the change in accounting principle on the consolidated statement of operations and the consolidated statements of comprehensive loss for the fiscal year ended March 31, 2019.

	Fiscal Years Ended
	As Previously Reported, March 31, 2019	Impact of Change	As Reported, March 31, 2019
Non-service defined benefit income	$(62,105)	5,379	$(56,726)
Loss from continuing operations before income taxes	(327,193)	(5,379)	(332,572)
Income tax benefit	(5,426)	—	(5,426)

Net loss	$(321,767)	$(5,379)	$(327,146)

Net Income per share - basic & diluted
Basic	$(6.47)	$(0.11)	$(6.58)
Diluted	$(6.47)	$(0.11)	$(6.58)
Defined benefit pension plans and other postretirement benefits:
Total defined benefit pension plans and other postretirement benefits, net of taxes	$(128,639)	$5,379	$(123,260)
Total other comprehensive loss	$(119,814)	$5,379	$(114,435)
Comprehensive loss	$(441,581)	$—	$(441,581)
The table below represents the impact of the change in accounting principle on the consolidated balance sheet as of March 31, 2019.

	As Previously Reported, March 31, 2019	Impact of Change	As Reported, March 31, 2019
Stockholders’ deficit:
Accumulated other comprehensive loss	$(487,684)	$(28,327)	$(516,011)
Accumulated deficit	(794,072)	28,327	(765,745)
Total stockholders’ deficit	$(573,313)	$—	$(573,313)
The tables below represent the impact of the change in accounting principle on the consolidated statement of operations and the consolidated statements of comprehensive loss for the fiscal year ended March 31, 2018.

	Fiscal Years Ended
	As Previously Reported, March 31, 2018	Impact of Change	As Reported, March 31, 2018
Non-service defined benefit income	$(103,234)	6,155	$(97,079)
Loss from continuing operations before income taxes	(461,848)	(6,155)	(468,003)
Income tax expense	(36,457)	—	(36,457)

Net income	$(425,391)	$(6,155)	$(431,546)

Net Income per share - basic & diluted
Basic	$(8.60)	$(0.12)	$(8.73)
Diluted	$(8.60)	$(0.12)	$(8.73)
Defined benefit pension plans and other postretirement benefits:
Total defined benefit pension plans and other postretirement benefits, net of taxes	$1,810	$6,155	$7,965
Total other comprehensive income	$28,308	$6,155	$34,463
Comprehensive loss	$(397,083)	$—	$(397,083)